Evermore Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

May 3, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Evermore Funds Trust (the “Trust”) File Nos. 333-162066 and 811-22335

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Evermore Global Value Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the recent amendment for the Trust dated April 30, 2012, and filed electronically as Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A on April 26, 2012.

Please direct any inquiries regarding this filing to me at (414) 765-6620.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
For U.S. Bancorp Fund Services, LLC